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                            SMITH BARNEY INCOME FUNDS

     I, the undersigned, a duly elected officer of Smith Barney Income Funds, do hereby certify that (i) the form of Prospectuses and Statements of Additional Information that would have been filed under Rule 497(c) of the Securities Act of 1933, as amended, would not have differed from those contained in the most recent registration statement amendment, filed May 19, 2003, and (ii) the text of such amendment was filed electronically.

     IN WITNESS WHEREOF, I have signed this Certificate on this 20th day of May, 2003.



                              SMITH BARNEY INCOME FUNDS
                              on behalf of SB Convertible Fund
                              and SB Capital and Income Fund



                              By: /s/ Gordon E. Swartz
                                ---------------------------------
                                Name: Gordon E. Swartz
                                Title: Assistant Secretary